Filed pursuant to 497(e)
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED DECEMBER 19, 2019

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2019, AS SUPPLEMENTED

AQR GLOBAL RISK BALANCED PORTFOLIO

Effective on or about January 1, 2020, it is expected that Ronen Israel and Lars N. Nielsen will serve as portfolio managers of the AQR Global Risk Balanced Portfolio (“the Portfolio”), a series of Brighthouse Funds Trust I. Effective on or about January 1, 2020, it is expected that Brian Hurst will no longer serve as a portfolio manager of the Portfolio. As of November 30, 2019, Messrs. Israel and Nielsen did not beneficially own any equity securities of the Portfolio.

Effective on or about January 1, 2020, the following changes are made to the statement of additional information of the Portfolio.

The Other Accounts Managed table in Appendix C with respect to the Portfolio is deleted in its entirely and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Michael Mendelson, M.B.A., S.M.	Registered Investment Companies	4	$373,328,702	0	N/A
	Other Pooled Investment Vehicles	32	$18,834,152,707	29	$17,076,245,028
	Other Accounts	1	$255,359,627	0	N/A

Yao Hua Ooi	Registered Investment Companies	12	$9,256,567,158	0	N/A
	Other Pooled Investment Vehicles	42	$20,963,570,119	40	$20,002,087,481
	Other Accounts	3	$1,12,473,650	2	$868,114,023

John Huss	Registered Investment Companies	5	$2,041,284,910	0	N/A
	Other Pooled Investment Vehicles	30	$19,026,090,727	28	$18,064,608,089
	Other Accounts	2	$518,136,354	1	$262,776,727

Ronen Israel,[1] M.A.	Registered Investment Companies	27	$12,959,772,436	0	N/A
	Other Pooled Investment Vehicles	57	$22,116,725,642	52	$19,681,865,811
	Other Accounts	49	$24,842,116,946	16	$7,549,932,188

Lars N. Nielsen,[1] M.Sc.	Registered Investment Companies	28	$13,114,715,965	0	N/A
	Other Pooled Investment Vehicles	57	$22,116,725,642	52	$19,681,865,811
	Other Accounts	49	$24,842,116,946	16	$7,549,932,188

[1]	Other Accounts Managed information is as of November 30, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE